Subsequent events (Details Textual) - ARS ($) $ / shares in Units, $ in Millions							1 Months Ended											12 Months Ended
	Nov. 12, 2020	Nov. 05, 2020	Nov. 02, 2020	Jul. 16, 2020	Jul. 15, 2020	Jul. 06, 2020	Oct. 22, 2020	Sep. 14, 2020	Sep. 03, 2020	Aug. 30, 2020	Aug. 26, 2020	Aug. 20, 2020	Aug. 06, 2020	Jul. 31, 2020	Jul. 30, 2020	Jul. 22, 2020	Jul. 21, 2020	Jun. 30, 2020	Oct. 26, 2020
Subsequent events (Textual)
IDBD financing agreement, description																		IDBD has been maintaining negotiations with creditors in order to restructure its financial debt in favorable terms. As of June 30, 2020, the total balance of (i) IDBD's Series 9 Bonds was NIS 901 million (the "Series 9"), (ii) IDBD's Series 14 Bonds were NIS 889 million guaranteed by IDBD's 70% of DIC's shares (the "Series 14"), (iii) IDBD's Series 15 Bonds were NIS 238 million guaranteed by 5% of Clal's shares (the "Series 15").
PBC [Member]
Subsequent events (Textual)
Capital stock, percentage														1.40%
NIS [Member] | PBC [Member]
Subsequent events (Textual)
Consideration transaction amount														$ 18
NIS [Member] | SERIES F [Member] | Board of Directors [Member]
Subsequent events (Textual)
Notes repurchase plan												$ 300
NIS [Member] | SERIES J [Member] | Board of Directors [Member]
Subsequent events (Textual)
Notes repurchase plan												$ 300
Non-Adjusting Events After Reporting Period [Member]
Subsequent events (Textual)
Auctioned amount, description					IRSA CP entered into a preliminary sales agreement (with delivery of possession) with respect to a medium-height floor in the Boston tower located at Della Paolera 265, Catalinas district, City of Buenos Aires, covering a total area of approximately 1,063 sq. meters and 5 parking lots located in the building. The price of the transaction was Ps. 477.7 (US$ 6.7), which has been paid in full.						IRSA CP executed a preliminary sales agreement (with delivery of possession) with respect to 5 floors in the Boston tower located at Della Paolera 265, Catalinas district, City of Buenos Aires, covering a total area of approximately 6,235 sq. meters and 25 parking lots located in the building. The price of the transaction was Ps. 2,562 million (US$ 34.7 million), which has been paid in full.
IRSA Non-convertible notes, description																	subsequently to the closing of the fiscal year, the Company issued USD 38.4 Non-convertible Notes in the local market through the following instruments: ● Ps. 335.2 million (equivalent to USD 4.7 million) Series VI NCNs denominated and payable in Argentine pesos at a variable rate (Private Badlar) + 4.0%, with interest accruing on a quarterly basis. The principal amount is repayable in two installments: the first one -equal to 30% of the par value of the notes- payable on the date that is 9 (nine) months after the Issue and Settlement Date and the second installment -equal to 70% of the par value of the notes- payable on the relevant due date, i.e. July 21, 2021. Notes were issued at 100% of their par value. ● US$ 33.7 million Series VII NCNs denominated in US$ and payable in Argentine pesos at the applicable exchange rate, at a fixed 4.0% rate, with interest accruing on a quarterly basis. Repayment of capital is due on January 21, 2021. Notes were issued at 100% of their par value. The proceeds will be used to refinance short-term indebtedness.
Dividend payable																			$ 484
Sale of Boston Tower floor, description	IRSA CP has sold and transferred three floors of the Boston tower located at 265 Della Paolera Street, in the Catalinas district of the Autonomous City of Buenos Aires for a gross leasable area of approximately 3,266 sqm, a retail store of approximately 225 sqm and 15 garage units located in the building. The transaction price was approximately USD 19.1 million (USD/sqm 5,490), which was paid in full. After this operation, IRSA CP has no remaining leasable area in the building, only keeping a space of the first basement.	IRSA CP has sold and transferred 4 floors of the Boston tower located at 265 Della Paolera Street, in the Catalinas district of the Autonomous City of Buenos Aires for a gross leasable area of approximately 3,892 sqm and 15 garage units located in the building. The transaction price was approximately USD 22.9 million (USD/sqm 5,570), which was paid in full. After this operation, IRSA CP owns 3 floors with an approximate location area of 3,266 m2 in addition to garage units and other complementary spaces.
Non-Adjusting Events After Reporting Period [Member] | PBC [Member]
Subsequent events (Textual)
Financing agreement, description										The Company's Board of Directors approved the signing of a commitment with Dolphin, to make capital contributions for up to the amount of NIS 210, according to the schedule of commitments assumed by Dolphin between September 2019 and September 2021 with IDBD.								(i) NIS 70 to be contributed immediately; (ii) NIS 70 to be contributed until September 2, 2020 and (iii) NIS 70 to be contributed until September 2, 2021. According to Dolphin's agreement with IDBD, said contributions will have the character of capital contributions resulting in the issuance of new IDBD shares in favor of the parent company or may be granted in the form of a subordinated loan.
Non-Adjusting Events After Reporting Period [Member] | Shufersal [Member]
Subsequent events (Textual)
Capital stock, percentage																26.00%
Non-Adjusting Events After Reporting Period [Member] | Series IV Non-convertible Notes [Member]
Subsequent events (Textual)
Aggregate principal amount								$ 10,381
Interest accrued								134
Non-Adjusting Events After Reporting Period [Member] | Series I Notes [Member]
Subsequent events (Textual)
Cash Subscription for bondholders terms, description							(i) A repayment of principal amount of Existing Notes tendered for Exchange, in cash in United States Dollars, in an amount resulting from dividing USD 72,607,482.80 by the total number of Existing Notes tendered in Exchange for the Series VIII, always provided such quotient is less than or equal to USD 1 whereas if such quotient is higher than USD 1 the consideration shall be equal to USD 1 ("Principal Repayment"); which would represent at least 40% of the amount of the Existing Notes tendered and the remaining amount until reaching USD 1 of each USD1 of the Existing Notes tendered for Exchange, in Series VIII Notes. Series VIII Notes to be issued at a fixed nominal interest rate of 10.00% per annum and maturing 3 (three) years after the Date of Issue and Settlement, with annual repayments, denominated and payable in United States Dollars, in a principal amount up to USD 108,911224 to be paid in kind by tendering for exchange of the Existing Notes . In all cases, the sum of (i) and (ii) shall be the equivalent to USD1 per each USD1 of Existing Notes tendered for Exchange.; and (ii) A par for par exchange of notes Series IX for each Existing Notes presented to the Exchange. Series IX Notes to be issued at a nominal fixed interest rate of 10% per annum, maturing on March 1, 2023, denominated and payable in a principal amount up to USD 108,911,224, that may be increased up to the Maximum Aggregate Principal Amount (the "Maximum Aggregate Principal Amount"), to be paid in kind by tendering for exchange the Existing Notes, or by Subscription in Cash.
Non-Adjusting Events After Reporting Period [Member] | SERIES VIII Notes [Member]
Subsequent events (Textual)
Issuance series notes, description			The Face Value of Existing Notes presented and accepted for the Exchange totaled USD 104,287,243 and the Nominal Value of Series VIII Notes to be issued was USD 31,679,760. The maturity date will be November 12, 2023. According to the terms and subject to the conditions established in the Prospectus Supplement, Eligible Holders whose existing notes have been accepted for the Exchange by the Company, will receive for every USD 1 of Existing Notes submitted to the Exchange, the accrued interest of the existing notes until the settlement and issue date and the following: a. USD 0.69622593 in cash for each USD 1 of Existing Notes presented to the Exchange; and b. The remaining amount until completing 1 USD for each 1 USD of Existing Notes presented to the Exchange, in Notes Series VIII.
Non-Adjusting Events After Reporting Period [Member] | Series IX Notes [Member]
Subsequent events (Textual)
Exchange Offer Issuance of series notes, description			The Company, announced the results of the Early Bird of Series IX Notes. As of October 30, 2020, deadline for accessing the Early Bird, exchange orders have been submitted for a total amount equivalent to USD 70,971,181 for Series IX Notes. All existing notes presented on or before the above mentioned deadline have been accepted by the Company and will be eligible to receive the consideration on the Issue and Settlement Date. As timely announced, the Exchange Offer would expire on November 5, 2020, unless it is extended by the Company. Finally, on November 6, 2020, the Company decided to extend the Exchange Offer, to November 10, 2020. This extension does not imply a modification to the economic terms of the Exchange Offer. On November 11, 2020, IRSA reported the results of the Exchange Offer. Eligible holders have been presented for a total amount equivalent (for both Classes) to USD 178,458,188, representing 98.31% of the face value of the Existing Notes in Circulation, through the participation of 6,571 orders.
Issuance series notes, description			Face Value of Existing Notes presented and accepted for the Exchange totaled USD 74,170,945 and the Nominal Value of Series IX Notes to be issued (together with the Face Value to be issued as a result of the cash subscription) is USD 80,676,505. The maturity date will be March 1, 2023.
Non-Adjusting Events After Reporting Period [Member] | Series I Notes [Member]
Subsequent events (Textual)
Series I note cancellation, description	The Company made a partial cancelation for a Nominal Value of USD 178,458,188 of Series I Notes, after the cancellation the Nominal Value under circulation will be USD 3,060,519.
Non-Adjusting Events After Reporting Period [Member] | USD [Member] | Series IV Non-convertible Notes [Member]
Subsequent events (Textual)
Aggregate principal amount								140
Interest accrued								$ 1,800
Non-Adjusting Events After Reporting Period [Member] | NIS [Member] | Shufersal [Member]
Subsequent events (Textual)
Aggregate principal amount																$ 1,456
Capital stock, per share																$ 23.5
Non-Adjusting Events After Reporting Period [Member] | Twentieth Interest Installment [Member] | USD [Member]
Subsequent events (Textual)
Principal installment																	$ 75
Non-Adjusting Events After Reporting Period [Member] | Second Interest Installment [Member] | USD [Member]
Subsequent events (Textual)
Principal installment													$ 47
Non-Adjusting Events After Reporting Period [Member] | Bouchard [Member]
Subsequent events (Textual)
Auctioned amount, description															IRSA CP sold the entire “Bouchard 710” building, located in the Plaza Roma district of the City of Buenos Aires. The tower has a gross leasable area of 15,014 sq. meters divided into 12 floors for office use and 116 parking lots. The price of the transaction was approximately Ps. 6,300 million (US$ 87 million), which has been paid in full.
Non-Adjusting Events After Reporting Period [Member] | Cellcom [Member] | NIS [Member]
Subsequent events (Textual)
Consideration transaction amount											$ 545
Non-Adjusting Events After Reporting Period [Member] | Elron [Member]
Subsequent events (Textual)
Interest percentage				27.00%
Sale of subsidiary, description				● Bioventus will make an additional US$ 15 – US$ 20 investment in CartiHeal, at a company value of USD 180.
Sale of Clal shares [Member]
Subsequent events (Textual)
Subsequent events, description						IDBD sold 4,791,618 shares in Clal held by it through swap transactions, at an average price of NIS 30/share, representing 7.1% of the capital stock.			IDBD sold 2,376,527 shares in Clal, representing 3.5% of its capital stock, at an average price of NIS 32.475/share, amounting to NIS 77.2 in the aggregate.As a consequence of such transactions, IDBD’s current stake in Clal represents 4.99% of its capital stock and, as a result, IDBD is no longer regarded as an interested party in Clal under the Israeli Securities Regulations.